Quarterly portfolio holdings
John Hancock
Blue Chip Growth Fund
U.S. equity
November 30, 2025
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Fund’s investments

As of 11-30-25 (unaudited)
	Shares	Value
Common stocks 98.6%		$5,949,888,863
(Cost $2,072,123,356)
Communication services 15.1%		909,005,124
Entertainment 2.2%
Netflix, Inc. (A)	1,247,791	134,237,356
Interactive media and services 12.0%
Alphabet, Inc., Class A	294,054	94,150,210
Alphabet, Inc., Class C	1,082,754	346,611,210
Meta Platforms, Inc., Class A	437,133	283,240,327
Wireless telecommunication services 0.9%
T-Mobile US, Inc.	242,888	50,766,021
Consumer discretionary 15.8%		953,307,167
Automobiles 2.9%
Tesla, Inc. (A)	410,723	176,680,708
Broadline retail 6.7%
Amazon.com, Inc. (A)	1,625,458	379,089,315
Sea, Ltd., ADR (A)	195,560	27,184,796
Hotels, restaurants and leisure 1.7%
Booking Holdings, Inc.	10,226	50,257,620
Chipotle Mexican Grill, Inc. (A)	715,859	24,711,453
DoorDash, Inc., Class A (A)	119,889	23,782,381
Specialty retail 4.5%
Carvana Company (A)	582,924	218,305,038
Ross Stores, Inc.	143,760	25,353,514
The TJX Companies, Inc.	183,928	27,942,342
Consumer staples 0.7%		42,042,423
Food products 0.2%
Mondelez International, Inc., Class A	179,197	10,316,371
Household products 0.5%
Colgate-Palmolive Company	220,625	17,736,044
The Procter & Gamble Company	94,425	13,990,008
Financials 7.6%		457,615,132
Capital markets 1.4%
Moody’s Corp.	36,700	18,011,626
Morgan Stanley	153,114	25,977,321
The Charles Schwab Corp.	182,158	16,891,511
The Goldman Sachs Group, Inc.	28,322	23,395,105
Financial services 5.0%
Adyen NV (A)(B)	6,281	9,816,953
Mastercard, Inc., Class A	233,506	128,552,058
Visa, Inc., Class A	494,021	165,220,383
Insurance 1.2%
Chubb, Ltd.	173,970	51,526,435
Marsh & McLennan Companies, Inc.	99,339	18,223,740
Health care 6.9%		416,162,961
Health care equipment and supplies 1.9%
Intuitive Surgical, Inc. (A)	155,422	89,131,409
Stryker Corp.	72,315	26,841,882
Health care providers and services 0.7%
UnitedHealth Group, Inc.	125,061	41,241,366
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 1.2%
Danaher Corp.	147,535	$33,457,987
Thermo Fisher Scientific, Inc.	61,714	36,462,483
Pharmaceuticals 3.1%
Eli Lilly & Company	175,763	189,027,834
Industrials 3.0%		182,457,073
Aerospace and defense 2.0%
General Electric Company	351,930	105,033,509
TransDigm Group, Inc.	10,789	14,674,874
Commercial services and supplies 0.2%
Cintas Corp.	68,737	12,786,457
Veralto Corp.	28,726	2,907,646
Electrical equipment 0.6%
GE Vernova, Inc.	61,051	36,616,558
Ground transportation 0.2%
Old Dominion Freight Line, Inc.	77,153	10,438,029
Information technology 48.3%		2,915,919,780
Electronic equipment, instruments and components 0.5%
TE Connectivity PLC	125,643	28,414,164
IT services 0.9%
Shopify, Inc., Class A (A)	357,929	56,781,857
Semiconductors and semiconductor equipment 21.1%
ASML Holding NV, NYRS	47,458	50,305,480
Broadcom, Inc.	729,253	293,859,789
Monolithic Power Systems, Inc.	30,944	28,721,292
NVIDIA Corp.	4,819,231	853,003,887
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	119,220	34,753,822
Texas Instruments, Inc.	83,274	14,012,516
Software 16.3%
Crowdstrike Holdings, Inc., Class A (A)	44,894	22,858,229
Datadog, Inc., Class A (A)	64,618	10,339,526
Microsoft Corp.	1,504,702	740,328,431
Oracle Corp.	299,760	60,536,532
Palantir Technologies, Inc., Class A (A)	88,872	14,970,488
Roper Technologies, Inc.	49,298	21,997,754
ServiceNow, Inc. (A)	108,270	87,959,631
Synopsys, Inc. (A)	63,765	26,654,408
Technology hardware, storage and peripherals 9.5%
Apple, Inc.	2,045,623	570,421,974
Materials 0.6%		37,748,439
Chemicals 0.6%
Linde PLC	43,302	17,767,677
The Sherwin-Williams Company	58,136	19,980,762
Utilities 0.6%		35,630,764
Electric utilities 0.6%
Constellation Energy Corp.	97,790	35,630,764

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.1%				$7,917,897
(Cost $7,964,267)
Consumer discretionary 0.1%				7,917,897
Specialty retail 0.1%
Carvana Company (9.000% Cash or 13.000% PIK) (B)	9.000	06-01-30	3,061,586	3,210,263
Carvana Company (9.000% Cash or 14.000% PIK) (B)	9.000	06-01-31	4,185,791	4,707,634

	Yield (%)	Shares	Value
Short-term investments 0.1%			$6,131,719
(Cost $6,131,719)
Short-term funds 0.1%			6,131,719
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.9244(C)	6,107,897	6,107,897
T. Rowe Price Government Reserve Fund	3.9759(C)	23,822	23,822

Total investments (Cost $2,086,219,342) 98.8%	$5,963,938,479
Other assets and liabilities, net 1.2%	73,642,261
Total net assets 100.0%	$6,037,580,740

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 11-30-25.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$909,005,124	$909,005,124	—	—
Consumer discretionary	953,307,167	953,307,167	—	—
Consumer staples	42,042,423	42,042,423	—	—
Financials	457,615,132	447,798,179	$9,816,953	—
Health care	416,162,961	416,162,961	—	—
Industrials	182,457,073	182,457,073	—	—
Information technology	2,915,919,780	2,915,919,780	—	—
Materials	37,748,439	37,748,439	—	—
Utilities	35,630,764	35,630,764	—	—
Corporate bonds	7,917,897	—	7,917,897	—
Short-term investments	6,131,719	6,131,719	—	—
Total investments in securities	$5,963,938,479	$5,946,203,629	$17,734,850	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$43,272,125	$(43,272,125)	—	—	$633	—	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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